Consolidated statement of cash flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash flows from operating activities:
Loss before tax	$ (15,461)	₨ (1,130,782)	₨ (770,390)	₨ (1,145,758)
Adjustments to reconcile loss before tax to net cash flows:
Depreciation and amortization	10,247	749,480	666,369	581,746
Change in fair value of contingent consideration			(390,009)	485,282
Interest income	(670)	(49,017)	(27,817)	(39,486)
Interest costs	1,302	95,232	166,134	147,705
Impairment of goodwill	3,622	264,909	221,999
Unrealized foreign exchange (gain)/ loss	79	5,799	(10,932)	(15,866)
Gain on disposal of property, plant and equipment	(34)	(2,480)	(4,842)	(5,050)
Change in fair value of warrants - gains	(5,182)	(378,994)	(94)	(1,667,193)
Gain on termination/ rent concession of leases	(454)	(33,238)	(27,241)
Movement in provisions (net)	543	39,740	46,774	283,130
Share of loss of a joint venture	54	3,962	10,784	12,772
Share-based payment expense	1,054	77,100	5,135	282,883
Working capital changes:
Decrease/ (increase) in trade and other receivables	23,047	1,685,634	2,489,784	(1,316,454)
Decrease/ (increase) in inventories	15	1,073	1,428	20,142
Increase/ (decrease) in trade and other payables	(5,509)	(402,932)	(2,887,757)	(920,858)
Settlement of contingent consideration	(5,327)	(389,617)
Direct taxes (paid)/ refunds	3,139	229,574	(39,681)	(245,129)
Net cash from/(used in) operating activities	10,465	765,443	(550,356)	(3,542,134)
Cash flows from investing activities:
Acquisition of business (net of cash acquired)	(5,611)	(410,383)		(253,448)
Investment in joint venture			(3,500)
Purchase of property, plant and equipment	(15)	(1,089)	(15,572)	(30,157)
Proceeds from sale of property, plant and equipment	79	5,782	23,404	10,553
Purchase/development of intangible assets	(1,065)	(77,881)	(203,751)	(394,147)
Investment in term deposits	(951)	(69,580)	(1,091,549)	(2,634,374)
Proceeds from term deposits	3,903	28	1,383,049	2,640,748
Interest received	510	3	4,562	10,500
Net cash from/(used in) investing activities	(3,150)	(230,365)	96,643	(650,325)
Cash flows from financing activities:
Proceeds from issue of share capital (net of cost of issuance of shares)	10,558	772,207		3,563,630
Payment of principal portion of lease liabilities	(132)	(9,623)	(47,340)
Payment of interest portion of lease liabilities		(72,033)	(56,394)
Proceeds from factoring	2,585	1	917,166
Repayment of factoring proceeds	(4,332)	(316,831)	(665,262)
Repayment of borrowings	(117)	(8,580)	(368,461)	(526,674)
Interest paid on borrowings and lease liabilities	(259)	(18,909)	(113,180)	(132,376)
Net cash from/(used in) financing activities	7,319	535,283	(333,471)	2,904,580
Net increase/ (decrease) in cash and cash equivalents	14,634	1,070,361	(787,184)	(1,287,879)
Effect of exchange differences on cash and cash equivalents	(68)	(5,001)	69,742	186,477
Cash and cash equivalents at the beginning of the year	8,836	646,229	1,363,671	2,465,073
Closing cash and cash equivalents at the end of the year	$ 23,402	₨ 1,711,589	₨ 646,229	₨ 1,363,671